Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$138,060	($16,719)	$121,341
Depreciation for the period	—	(4,164)	(4,164)
Balance September 30, 2017	$138,060	($20,883)	$117,177